As filed with the Securities and Exchange Commission on April 26, 2012

Securities Act of 1933 File No. 333-173967

Investment Company Act of 1940 File No. 811-22555

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 12	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 14	☒

(Check Appropriate Box or Boxes)

FLEXSHARES TRUST

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-595-9111

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:
Diana E. McCarthy, Esq. Drinker Biddle & Reath LLP One Logan Square, Ste. 2000 Philadelphia, Pennsylvania 19103-6996	Peter K. Ewing Craig R. Carberry, Esq. Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 30, 2012 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended (“1933 Act”), solely for the purpose of delaying until May 30, 2012 the effectiveness of the Registrant’s Post-Effective Amendment No. 2 filed on October 18, 2011, which, pursuant to Rule 485(a)(1) of the 1933 Act, was scheduled to become effective on January 1, 2012. Post-Effective Amendment No. 3 was filed on December 23, 2011 pursuant to Rule 485(b)(1)(iii) of the 1933 Act to extend the effective date of Post-Effective Amendment No. 2 to January 31, 2012, Post-Effective Amendment No. 5 was filed on January 30, 2012 pursuant to Rule 485(b)(1)(iii) of the 1933 Act to extend the effective date of Post-Effective Amendment No. 2 to March 1, 2012, Post-Effective Amendment No. 7 was filed on February 29, 2012 pursuant to Rule 485(b)(1)(iii) of the 1933 Act to extend the effective date of Post-Effective Amendment No. 2 to March 31, 2012, and Post-Effective Amendment No. 10 was filed on March 23, 2012 pursuant to Rule 485(b)(1)(iii) of the 1933 Act to extend the effective date of Post-Effective Amendment No. 2 to April 30, 2012.

This Post-Effective Amendment No. 12 incorporates by reference the information contained in Parts A and B of the Post-Effective Amendment No. 2 and the information contained in Part C of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement, filed on February 28, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment No. 12 pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 12 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 26th day of April 2012.

FLEXSHARES TRUST

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas Trustee and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 12 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

* Sarah N. Garvey Sarah N. Garvey	Trustee	April 26, 2012

* Philip G. Hubbard Philip G. Hubbard	Trustee	April 26, 2012

* Eric T. McKissack Eric T. McKissack	Trustee	April 26, 2012

/s/ Shundrawn A. Thomas Shundrawn A. Thomas	Trustee and President (Principal Executive Officer)	April 26, 2012

/s/ Randal Rein Randal Rein	Treasurer (Principal Financial Officer and Principal Accounting Officer)	April 26, 2012

* By:	/s/ Diana E. McCarthy
Diana E. McCarthy Attorney-In-Fact, pursuant to power of attorney